Employment and Compensation Arrangements (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary of stock option activity	The Company’s stock option activity is summarized below:

	Number of Options	Weighted Average Exercise Price per Share	Weighted-Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Balance at December 31, 2020	7,860,618	$12.95	6.2	$131,956
Granted	—	—	0	—
Expired	(2,008)	29.33	0	—
Forfeited	—	—	0	—
Exercised	(3,057,008)	12.19	0	(43,425)
Outstanding as of December 31, 2021	4,801,602	$13.43	4.75	$49,655
Vested and exercisable at December 31, 2021	4,801,602	$13.43	4.75	$49,655

Summary of assumption used to value options granted during the period presented and their expected lives
The assumptions used to value the Company’s options granted during the period presented and their expected lives were as follows:

	December 31,
	2021	2020	2019
Weighted-average expected dividend yield	—	—	—
Expected volatility	25.32% - 35.34%	34.05% - 39.43%	19.52% - 20.26%
Weighted-average expected volatility	31.15%	34.79%	19.87%
Weighted-average risk-free interest rate	0.37%	0.14%	2.43%
Expected life (in years)	1.95	1	7.3

Share-based Payment Arrangement, Restricted Stock and Restricted Stock Unit, Activity

	Number of Shares	Weighted Average Grant Date Fair Value per Share
Outstanding as of December 31, 2019	293,182	$16.75
Granted	1,918,288	22.12
Vested	(289,641)	17.17
Forfeited	(111,283)	21.19
Outstanding as of December 31, 2020	1,810,546	19.30
Granted	4,310,054	23.91
Vested	(986,132)	23.18
Forfeited	(602,337)	23.39
Outstanding as of December 31, 2021	4,532,131	$23.42

Schedule of Nonvested Performance-based Units Activity

	Number of Shares (1)	Weighted Average Grant Date Fair Value per Share
Outstanding as of December 31, 2020	873,325	$25.16
Granted	675,401	23.56
Vested	(5,633)	32.50
Forfeited	(182,838)	24.52
Outstanding as of December 31, 2021	1,360,255	$24.86

(1) The PSUs number of shares are at grant amount and are not reflective of the maximum shares that may ultimately be issued, if any.

Schedule Of Private Placement Warrant Activity	The following table summarizes the changes in Private Placement Warrant shares outstanding as of December 31, 2021 and December 31, 2020.

	Number of Shares	Weighted Average Fair Value per Share
Outstanding at December 31, 2019	18,300,000	$6.11
Exercise of Private Placement Warrants	(274,000)	15.05
Outstanding at December 31, 2020	18,026,000	$17.35

Outstanding at December 31, 2020	18,026,000	$17.35
Exercise of Private Placement Warrants	(212,174)	16.93
Outstanding at December 31, 2021	17,813,826	$12.79